Earnings/(loss) per Share	6 Months Ended
Jun. 30, 2021
Earnings/(loss) per Share [Abstract]
Earnings/(loss) per Share

9.Earnings/(loss) per Share

All common shares issued (including the restricted shares issued under the Company’s incentive plans) are the Company’s common stock and have equal rights to vote and participate in dividends. The calculation of basic earnings/(loss) per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed. Incremental shares are the number of shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. For the six months ended June 30, 2021 and 2020, the Company incurred losses, therefore the effect of incremental shares was anti-dilutive and basic and diluted loss per share was the same.

Profit or loss attributable to common equity holders is adjusted by the amount of dividends on Series B Preferred Stock as follows:

	June 30,
	2021	2020
Net income/(loss)	$1,520	$(113,617)
Less dividends on series B preferred shares	(2,884)	(2,884)
Net loss attributed to common stockholders	$(1,364)	$(116,501)

Weighted average number of common shares, basic and diluted	82,792,000	86,012,939
Loss per share, basic and diluted	$(0.02)	$(1.35)